Consolidated Balance Sheet (unaudited) - USD ($) $ in Thousands	Mar. 31, 2022	Jun. 30, 2021
Current Assets
Cash & cash equivalents	$ 76,760	$ 136,881
Trade & other receivables	5,634	4,842
Prepayments	5,739	6,504
Total Current Assets	88,133	148,227
Non-Current Assets
Property, plant and equipment	2,243	3,021
Right-of-use assets	8,363	9,119
Financial assets at fair value through other comprehensive income	2,032	2,080
Other non-current assets	1,973	1,724
Intangible assets	578,945	580,546
Total Non-Current Assets	593,556	596,490
Total Assets	681,689	744,717
Current Liabilities
Trade and other payables	18,983	19,598
Provisions	20,216	18,710
Borrowings	5,523	53,200
Lease liabilities	2,431	2,765
Warrant liability	5,033
Total Current Liabilities	52,186	94,273
Non-Current Liabilities
Provisions	13,179	17,017
Borrowings	88,646	41,045
Lease liabilities	8,051	8,485
Deferred consideration	2,500	2,500
Total Non-Current Liabilities	112,376	69,047
Total Liabilities	164,562	163,320
Net Assets	517,127	581,397
Equity
Issued Capital	1,165,309	1,163,153
Reserves	69,279	65,813
(Accumulated losses)/retained earnings	(717,461)	(647,569)
Total Equity	$ 517,127	$ 581,397